INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES
Income Tax Expense (Recovery)

For the years ended December 31,	2022	2021
Current tax expense (recovery)
Current tax expense in respect of the current year	$135.6	$146.9
Adjustment for prior periods	(0.9)	11.3
Impact of foreign exchange	(5.8)	(0.3)
Interest and penalties	(2.3)	2.0
	$126.6	$159.8

Deferred income tax (recovery) expense
Deferred income tax (recovery) expense recognized in the current year	$(545.2)	$135.1
Adjustment for prior periods	1.8	(1.0)
Impact of foreign exchange	17.8	1.7
	$(525.6)	$135.9
Net income tax expense	$(399.0)	$295.7
The following table reconciles income taxes calculated at statutory rates with the income tax expense in the consolidated statements of operations:

For the years ended December 31,	2022	2021
Earnings before income taxes	$(1,794.4)	$384.5
Canadian statutory tax rate (%)	26.5%	26.5%
Expected income tax expense	(475.5)	101.9
Impact of higher foreign tax rates(i)	(147.1)	(37.3)
Impact of change in enacted tax rates(ii)	(3.6)	146.9
Permanent differences	(12.2)	(2.6)
Change in recognition of deferred tax assets	159.0	(16.2)
Foreign exchange and other translation amounts	(13.8)	(3.6)
Inflation adjustments	30.8	23.0
True-up of tax provisions in respect of prior years	(5.8)	12.1
Withholding taxes	5.5	7.2
Mining taxes on profit	45.6	58.5
Planned distribution of foreign earnings of the company	15.1	6.5
Other	3.0	(0.8)
Net income tax expense	$(399.0)	$295.7
Income tax expense (recovery) is represented by:
Current income tax expense	$126.6	$159.8
Deferred income tax (recovery) expense	(525.6)	135.9
Net income tax expense	$(399.0)	$295.7
(i)The Company operates in multiple foreign tax jurisdictions that have tax rates that differ from the Canadian statutory rate.
(ii)On June 16, 2021, the Argentine government enacted legislation that increased the corporate tax rate from 25% to 35% effective January 1, 2021.

Deferred Income Taxes

The following is the analysis of the deferred income tax assets (liabilities) presented in the consolidated balance sheets:

As at December 31,	2022	2021
The net deferred income tax assets (liabilities) are classified as follows:
Deferred income tax assets	$124.2	$96.2
Deferred income tax liabilities	(867.9)	(1,364.2)
	$(743.7)	$(1,268.0)

For the year ended December 31, 2022	Opening balance	Recognized in profit or loss	Recognized in OCI	Other	Closing balance
Deductible temporary differences	$29.1	$10.0	$—	$—	$39.1
Amounts related to tax losses	55.7	30.8	—	—	86.5
Financing costs	15.0	(5.5)	—	—	9.5
Environmental rehabilitation provision	60.9	(8.2)	—	—	52.7
Derivative liability	3.9	(1.0)	(2.1)	—	0.8
Property, plant and equipment	(1,430.0)	499.2	—	—	(930.8)
Equity securities at FVOCI	(1.5)	1.1	—	—	(0.3)
Other	(1.1)	(0.8)	—	0.7	(1.2)
Net deferred income tax liabilities	$(1,268.0)	$525.6	$(2.1)	$0.7	$(743.7)

For the year ended December 31, 2021	Opening balance	Recognized in profit or loss	Recognized in OCI	Flow-Through Shares	Closing balance
Deductible temporary differences	$13.2	$15.9	$—	$—	$29.1
Amounts related to tax losses	114.4	(58.7)	—	—	55.7
Financing costs	61.1	(46.1)	—	—	15.0
Environmental rehabilitation provision	41.7	19.2	—	—	60.9
Derivative liability	2.4	(0.4)	1.9	—	3.9
Property, plant and equipment	(1,363.0)	(62.6)	—	(4.4)	(1,430.0)
Equity securities at FVOCI	(1.8)	(1.1)	1.5	—	(1.5)
Other	1.0	(2.1)	—	—	(1.1)
Net deferred income tax liabilities	$(1,131.0)	$(135.9)	$3.4	$(4.4)	$(1,268.0)
Certain of the prior year numbers have been reclassified to conform with the current year presentation.

A deferred income tax asset in the amount of $118.6 million has been recorded in Canada and $2.4 million in Chile (2021: $93.9 million Canada; nil Chile). The deferred income tax asset consists mainly of unused tax losses and deductible temporary differences which arose primarily from financing costs and general and administrative expenses. Projections of taxable profits from various sources and tax planning were used to support the recognition of the losses. The future projected income could be affected by metal prices and quantities of proven and probable reserves. If these factors or other circumstances change, we would reassess our ability to record the deferred income tax asset relating to the unused tax losses.

Unrecognized Deductible Temporary Differences and Unused Tax Losses

Deferred tax assets have not been recognized in respect of the following items:

As at December 31,	2022	2021
Deductible temporary differences (no expiry)	$124.0	$59.3
Capital losses (no expiry)	131.4	119.4
Operating losses	142.5	135.2
	$397.9	$313.9

Operating losses at December 31, 2022 will expire as follows:

	Canada	U.S.	Brazil	Chile	Argentina	Other	Total
2022	$—	$34.8	$—	$—	$—	$—	$34.8
2023	0.4	15.1	—	—	7.3	—	$22.8
2024	—	7.3	—	—	—	4.7	$12.0
2025	—	12.4	—	—	20.6	2.4	$35.5
2026	—	20.4	—	—	44.4		$64.8
2027 and onwards	335.3	108.2	—	—	—	13.1	$456.7
Unlimited	991.1	3.3	73.6	153.1	—	2.5	$1,223.6
	$1,326.8	$201.5	$73.6	$153.1	$72.3	$22.8	$1,850.2

Unrecognized Taxable Temporary Differences Associated with Investments and Interests in Subsidiaries

As at December 31, 2022, an aggregate temporary difference of $3.8 billion (2021: $3.5 billion) related to investments in subsidiaries was not recognized because the Company is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.